SCHEDULE OF LOAN PAYABLES - EIDL (Details) (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Global AA Group, Inc. [Member]
EIDL loan amount	$ 150,000	$ 150,000
Global BB Group, Inc. [Member]
EIDL loan amount	150,000	150,000
Global JJ Group, Inc. [Member]
EIDL loan amount	$ 150,000	$ 150,000